Related Party Transactions	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related Party Transactions
Note 16. Related Party Transactions
The Company extended a $4.1 million loan to one of its executives on September 7, 2018. The executive notes receivable carried a 2.5% annual interest rate and was a full-recourse loan. As of December 31, 2020, the outstanding balance on the loan receivable, inclusive of interest, was $4.7 million. On April 20, 2021 upon the successful consummation of the Merger the Company made a catch-up
payment of $15.7 million related to certain executive’s holdings of the Company’s Incentive Securities (net of proceeds from repayment of certain employee loan).
On September 7, 2018, during September and December of 2019, the Company issued investor loan notes to Apax and other shareholders. On December 8, 2020, certain investment funds affiliated with Apax entered into a Related Party Loan agreement with a subsidiary of the Company. The Company repaid the investor loan notes and the Related Party Loan in full upon the consummation of the Merger. See Note 8 –
Debt
.
The Company made payments of $9.7 million and $2.0 million to Oakvale Capital in respect to success fees relating to the Merger and acquisition of Second Spectrum respectively for the six months ended June 30, 2021. A director of the Company is a founder and managing partner of Oakvale Capital.
The Company made payments of $0.1 million and $0.0 million to Carbon Group Limited in respect to consultancy services provided by a director and shareholder of the Company for the three months ended June 30, 2021 and 2020 respectively and payments of $0.1 million and $0.1 million for the six months ended June 30, 2021 and 2020 respectively.
Certain investment funds affiliated with Apax have provided the Company with a commitment letter in support of a guarantee issued by the Company to Barclays Bank PLC in connection with a letter of credit that Barclays provided to Football DataCo Limited for and on behalf of the Company for an aggregate amount of up to £30,000,000 (approximately $41.5 million as of June 30, 2021) (the “Commitment Letter”), upon the occurrence of certain events. See Note 15 –
Commitments and Contingencies.

MAVEN TOPCO LIMITED [Member]
Related Party Transaction [Line Items]
Related Party Transactions
Note 12. Related Party Transactions
The Company extended a $4.1 million loan to one of its executives on September 7, 2018. The executive notes receivable carries a 2.5% annual interest rate and is a full-recourse loan. As of March 31, 2021 and December 31, 2020 , the outstanding balance on the executive notes receivable, inclusive of interest, was $4.7 million and $4.7 million, respectively. On September 7, 2018 and during September and December of 2019, the Company issued Investor Loan Notes to Apax and other shareholders. See Note 6—
Debt
.
On December 8, 2020, certain investment funds affiliated with Apax entered into a Related Party Loan agreement with a subsidiary of the Company. See Note 6 –
Debt
. The Company repaid the Investor Loan Notes and the Related Party Loan in full upon the consummation of the dMY Technology Group, Inc. II merger. See Note 13—
Subsequent Events
.
The Company made payments of $0.1 million and $0.1 million to Carbon Group Limited in respect to consultancy services provided by a director and shareholder of the Company for the three months ended March 31, 2021 and 2020, respectively.
Certain investment funds affiliated with Apax have provided the Company with a commitment letter in support of a guarantee issued by the Company to Barclays Bank PLC in connection with a letter of credit that Barclays provided to Football DataCo Limited for and on behalf of the Company for an aggregate amount of up to £30,000,000 (approximately $41.2 million as of March 31, 2021) (the “Commitment Letter”), upon the occurrence of certain events. See Note 11—
Commitments and Contingencies.

Note 19. Related Party Transactions
The Company extended a $4.1 million loan to one of its executives on September 7, 2018. See Note 1—
Financial Assets
for discussion on executive notes receivable.
On September 7, 2018 and during September and December of 2019, the Company issued Investor Loan Notes to Apax and other shareholders. See Note 9—
Debt
.
On December 8, 2020, certain investment funds affiliated with Apax entered into a Related Party Loan agreement with a subsidiary of the Company. See Note 9—
Debt
.
The Company made payments of $0.2 million, $0.2 million, $0.1 million, and $0.1 million to Carbon Group Limited in respect to consultancy services provided by a director and shareholder of the Company for the years ended December 31, 2020 and 2019 (Successor), the period from September 8, 2018 through December 31, 2018 (Successor), and the period from January 1, 2018 through September 7, 2018 (Predecessor), respectively.
Certain investment funds affiliated with Apax have provided the Company with a commitment letter in support of a guarantee issued by the Company to Barclays Bank PLC in connection with a letter of credit that Barclays provided to Football DataCo Limited for and on behalf of the Company for an aggregate amount of up to £30,000,000 (approximately $40.9 million as of December 31, 2020) (the “Commitment Letter”), upon the occurrence of certain events. See Note 17—
Commitments and Contingencies
.